As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21316

The Kensington Funds
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200C
Orinda, CA 94563
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741
(Name and address of agent for service)

1-800-253-2949
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2006

Item 1.  Schedule of Investments

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
M A R C H 3 1 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (128.0%)

Diversified (9.4%)
Alexander's, Incorporated [3]	36,200	10,461,800
Intrawest Corporation	261,300	8,933,847
Vornardo Realty Trust [2]	292,100	28,041,600
Winthrop Realty Trust [6]	2,507,550	13,264,939
		60,702,186
Healthcare (6.6%)
Health Care REIT, Incorporated [2]	194,300	7,402,830
Medical Properties Trust 144A [5]	460,800	4,976,640
Medical Properties Trust	240,500	2,597,400
Nationwide Health Properties Incorporated	433,000	9,140,630
Senior Housing Properties Trust [2]	454,200	8,221,020
Ventas, Incorporated [2]	316,900	10,514,742
		42,853,262
Hotel (16.9%)
Ashford Hospitality Trust, Incorporated	670,400	8,312,960
Diamondrock Hospitality Company [2]	837,000	11,558,970
Gaylord Entertainment Company [2,3]	201,000	9,121,380
Hersha Hospitality Trust [6]	1,420,400	13,905,716
Innkeepers USA Trust	529,400	8,973,330
Kerzner International Limited [2,3]	105,500	8,210,010
Starwood Hotels & Resorts Worldwide, Incorporated [2]	305,536	20,693,953
Sunstone Hotel Investors, Incorporated	520,400	15,075,988
		95,852,307
Industrial (6.0%)
First Potomac Realty Trust [2]	266,200	7,520,150
ProLogis Trust [4]	589,200	31,522,200
		39,042,350
Mortgage (16.6%)
Anthracite Mortgage Capital, Incorporated	1,400,200	15,374,196
Arbor Realty Trust, Incorporated [5]	370,000	9,986,300
Gramercy Capital Corporation	302,200	7,533,846
iStar Financial, Incorporated	434,600	16,636,488
JER Investors Trust, Incorporated	409,900	6,812,538
JER Investors Trust, Incorporated 144A [5]	242,000	4,022,040
Newcastle Investment Corporation [2]	737,100	17,631,432
Northstar Realty Financial Corporation	453,100	4,961,445
RAIT Investment Trust	472,100	13,332,104
Taberna Realty Finance Trust 144A 3,5	867,500	11,494,375
		107,784,764

Multifamily (19.3%)
Avalonbay Communities, Incorporated [4]	300,000	32,730,000
BNP Residential Properties, Incorporated	358,900	6,029,520
Camden Property Trust	260,700	18,783,435
Equity Residential Properties Trust [2]	670,200	31,358,658
Home Properties of New York, Incorporated [2]	360,800	18,436,880
Mid-America Apartment Communities, Incorporated	331,600	18,155,100
		125,493,593
Net Lease (12.8%)
American Financial Realty Trust [2]	976,800	11,379,720
Capital Lease Funding, Inc.	1,151,600	12,771,244
Entertainment Properties Trust	177,200	7,438,856
Lexington Corporate Properties Trust [2]	763,000	15,908,550
Newkirk Realty Trust, Incorporated [6]	1,178,100	21,311,829
Spirit Finance Corporation	490,000	5,978,000
Trustreet Properties Trust, Incorporated	533,600	8,105,384
		82,893,583
	SHARES
	OR
	CONTRACTS	MARKET VALUE($)
Office (22.5%)
Asset Capital Corporation, Incorporated 144A [1,5]	1,523,000	13,250,100
BioMed Realty Trust, Incorporated	499,700	14,811,108
Boston Properties, Incorporated	316,300	29,494,975
Brandywine Realty Trust [2]	592,700	18,824,152
Brookfield Properties Corporation [2]	385,900	13,178,485
Glenborough Realty Trust, Incorporated	1,276,810	27,770,617
Republic Property Trust	390,900	4,600,893
SL Green Realty Corporation [2]	234,791	23,831,287
		145,761,617
Retail (19.6%)
Acadia Realty Trust	492,200	11,591,310
Feldman Mall Properties, Incorporated [6]	878,075	10,756,419
General Growth Properties, Incorporated [2,4]	585,000	28,588,950
Kimco Realty Corporation [2]	540,800	21,978,112
Kite Realty Group Trust	514,900	8,212,655
Simon Property Group, Incorporated [2,4]	550,400	46,310,656
		127,438,102
Storage (0.3%)
U Store It Trust	108,740	2,191,111

Total Real Estate Common Stock		830,012,875

Real Estate Preferred Stock (8.0%)

Diversified (0.8%)
Taberna Preferred Funding II, Ltd., Series 144A [1,3,5]	5,000	5,000,000

Hotel (0.6%)
Red Lion Hotels, 9.50%	158,500	4,208,175

Manufactured Housing (0.3%)
Affordable Residential Communities, Series A, 8.25%	101,000	2,212,910

Mortgage (2.7%)
IMPAC Mortgage Holdings, Incorporated, Series C, 9.125%	300,000	6,393,000
New Century Financial Corporation, Series A, 9.125%	170,000	4,173,500
Novastar Financial, Incorporated, Series C, 8.90% [2]	285,000	6,936,900
		17,503,400
Multifamily (0.7%)
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	188,700	4,774,110

Net Lease (0.6%)
Entertainment Properties Trust, Series A, 9.50%	158,200	4,024,608

Office (1.2%)
Maguire Properties, Incorporated, Series A, 7.625%	311,300	7,816,743

Retail (1.0%)
Pennsylvania Real Estate Investment Trust, Series A, 11.00%	117,900	6,655,455

Total Real Estate Preferred Stock		52,195,401

Rights (0.0%)
Winthrop Realty Trust - Rights	208,963	--
Total Rights (Cost $3,185)

	SHARES
	OR
Purchased Options (0.0%)	CONTRACTS	MARKET VALUE($)

General Growth Properties, Incorporated, $50, Exp. 07/2006	350	113,750
Taubman Centers, Incorporated, $45, Exp. 04/2006	525	15,750
Total Purchased Options (Cost $125,787)		129,500

Total Investments in Securities
(cost $750,214,900)+ - (136.0%)		882,337,776
Liabilities in excess of other assets - (-36.0%)		(233,667,398)
NET ASSETS - (100.0%)		$648,670,378

Securities Sold Short (14.1%)

Diversified (2.6%)
Franklin Street Properties Corporation	193,300	4,088,295
PS Business Parks, Incorporated	223,500	12,498,120
		16,586,415
Health (0.4%)
Eagle Hospitality Properties	4,200	42,336
Medical Properties Trust, Incorporated	240,500	2,597,400
		2,639,736
Multifamily (2.1%)
Essex Property Trust, Incorporated	124,100	13,493,393

Office (5.0%)
Alexandria Real Estate Equities, Incorporated	150,500	14,347,165
Kilroy Realty Corporation	237,123	18,320,123
		32,667,288
Retail (4.1%)
Developers Diversified Realty Corporation	108,248	5,926,578
Regency Centers Corporation	104,500	7,021,355
Taubman Centers, Incorporated	320,700	13,363,569
		26,311,502
Total Securities Sold Short (Proceeds $83,646,935)		$91,698,334

Written Options

Call Options
Avalonbay Communities, Incorporated, $105, Exp. 04/2006	220	99,000
General Growth Properties, Incorporated, $55, Exp. 07/2006	700	35,000
ProLogis Trust , $55, Exp. 07/2006	25	4,375
Simon Property Group, Incorporated , $90, Exp. 01/2007	996	403,380
Simon Property Group, Incorporated, $80, Exp. 04/2006	800	372,000
Simon Property Group, Incorporated, $85, Exp. 07/2006	416	145,600
Total Options Written (Premiums received $995,020)		$1,059,355

[1]	The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
[2]	All or a portion of the security was on loan at March 31, 2006.
[3]	Represents non-income producing securities.
[4]	Portion of the security is pledged as collateral for call options written.

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$ 756,217,895
	Gross tax unrealized appreciation	134,068,463
	Gross tax unrealized depreciation	(7,948,582)
	Net tax unrealized appreciation	$ 126,119,881

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

[5]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. On March 31, 2006, Select Income Fund held restricted securities representing 7.5% of net assets. The retricted securities held as of March 31, 2006, follows:

			Shares /
Security	Acquisiton Date	Acquisiton Cost	Principal Amount	Value
Arbor Realty Trust	Jul-04	5,550,000	370,000	9,986,300
Medical Properties Trust	Mar-04	4,608,000	460,800	4,976,640
JER Investment Trust Inc.	May-04	3,630,000	242,000	4,022,040
Asset Capital Corp. Inc.	Jun-05	12,945,500	1,523,000	13,250,100
Taberna Realty Finance Trust	Jun-05	8,675,000	867,500	11,494,375
Taberba Preferred Funding II Pfd Shares	Jun-05	5,000,000	5,000	5,000,000
		$ 40,408,500		$ 48,729,455

[6]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies. The Select Income Fund had investments in such affiliated companies. A summary of the transactions for each issuer who is an affiliate during the three months ended March 31, 2006, follows:

		Share	Aggregate	Aggregate	Net		Share
		Balance,	Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2005	Cost	Cost	Gain (Loss)	Income	Mar. 31, 2006	Mar. 31, 2006
	Feldman Mall Properties Inc.	888,075	238,076	130,000	(17,503)	199,762	878,075	10,756,419
	Hersha Hospitality Trust	1,420,400	-	-	-	255,672	1,420,400	13,905,716
	Newkirk Realty Trust Inc.	1,113,100	1,000,705	-	-	466,240	1,170,600	21,176,154
	Winthrop Realty Trust	2,555,350	-	113,855	156,567	-	2,507,550	13,264,940
			$ 1,238,781	$ 243,855	$ 139,064	$ 921,674		$ 59,103,229

K E N S I N G T O N S E L E C T I N C O M E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (30.2%)

Diversified (0.0%)
Bedford Property Investors	10,000	269,300

Health Care (2.4%)
Health Care REIT, Incorporated	225,000	8,572,500
Senior Housing Properties Trust	497,500	9,004,750
		17,577,250
Hotel (2.6%)
Diamondrock Hospitality Company	226,000	3,121,060
Hersha Hospitality Trust	903,100	8,841,349
Sunstone Hotel Investors, Incorporated	246,800	7,149,796
		19,112,205
Mortgage (13.6%)
Anthracite Capital, Incorporated	1,661,200	18,239,976
Arbor Realty Trust, Incorporated	600,000	16,194,000
iStar Financial, Incorporated	451,600	17,287,248
Newcastle Investment Corporation	880,100	21,051,992
RAIT Investment Trust	700,000	19,768,000
Resource Capital Corporation [1,2,4,5]	425,000	6,375,000
		98,916,216
Net Lease (10.8%)
American Financial Realty Trust	1,163,000	13,548,950
Capital Lease Funding, Incorporated	1,197,100	13,275,839
Newkirk Realty Trust, Incorporated [6]	1,893,000	34,244,370
Spirit Finance Corporation [5]	1,407,095	17,166,559
		78,235,718
Office (0.7%)
Republic Property Trust	443,200	5,216,464

Total Real Estate Common Stock		219,327,153

Real Estate Preferred Stock (87.0%)

Diversified (9.3%)
Bedford Property Investors, Incorporated, Series A, 8.75% 144A1,[5]	400,000	19,412,520
Bedford Property Investors, Incorporated, Series B, 7.625%	324,200	7,018,930
Cousins Properties, Incorporated, Series A, 7.75%	467,300	11,934,842
Crescent Real Estate Equities Company, Series A, 6.75%	327,800	7,073,924
Crescent Real Estate Equities Company, Series B, 9.50%	230,400	6,019,200
Digital Realty Trust, Incorporated, Series A, 8.50%	625,000	15,818,750
		67,278,166
Healthcare (8.4%)
LTC Properties, Incorporated, Series F, 8.00%	1,430,200	35,990,983
Omega Healthcare Investors, Incorporated, Series D, 8.375%	975,000	25,345,125
		61,336,108
Hotel (12.0%)
Ashford Hospitality Trust, Series A, 8.55%	351,500	8,963,250
Boykin Lodging Company, Class A, 10.50%	192,600	5,050,935
Eagle Hospitality, Series A, 8.25%	692,000	17,379,580
FelCor Lodging Trust, Incorporated, Series A, 1.95%	305,500	7,637,500
FelCor Lodging Trust, Incorporated, Series , 8.00%	313,000	7,831,260
Hersha Hospitality Trust, Series A, 8.00%	204,900	5,114,304
Host Marriott Corporation, Series E, 8.875%	479,000	12,707,870
Red Lion Hotels Capital Trust, Series , 9.50%	101,900	2,705,445
Strategic Hotel Cap, Incorporated, Series B, 8.25%	290,000	7,322,500
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	5,569,300
Winston Hotels, Incorporated, Series B, 8.00%	269,000	6,725,000
		87,006,944
Industrial (1.1%)
EastGroup Properties, Incorporated, Series D, 7.95%	317,400	8,220,660

	SHARES	MARKET VALUE($)
Manufactured Housing (2.1%)
Affordable Residential Communities, Series A, 8.25%	685,400	15,017,114

Mortgage (21.5%)
Accredited Mortgage Loan REIT Trust, Series A, 9.75%	712,000	18,042,080
American Home Mortgage Investment Corporation, Series A , 9.75%	146,560	3,836,941
American Home Mortgage Investment Corporation, Series B, 9.25%	646,400	16,690,048
Annaly Mortgage Management, Series A, 7.875%	1,098,800	26,557,996
Anthracite Capital, Incorporated, Series C, 9.375%	790,000	20,619,000
Impac Mortgage Holdings, Incorporated, Series B, 9.375%	437,300	9,904,845
Impac Mortgage Holdings, Incorporated, Series C, 9.125%	528,700	11,266,597
MFA Mortgage Investments, Incorporated, Series A, 8.50%	548,500	13,235,305
New Century Financial, Series A, 9.125%	505,200	12,402,660
Newcastle Investment Corporation, Series C, 8.05%	207,100	5,156,790
Novastar Financial, Series C, 8.90% [2]	204,900	4,987,266
RAIT Investment Trust, Series A, 7.75%	161,400	3,920,406
Thornburg Mortgage, Incorporated, Series C, 8.00%	388,400	9,787,680
		156,407,614
Multifamily (6.7%)
Apartment Investment & Management Company, Series T, 8.00%	653,500	16,500,875
Apartment Investment & Management Company, Series U, 7.75%	968,700	24,178,752
Associated Estates Realty Corporation, Series B, 8.70%	242,000	6,171,000
Home Properties of New York, Incorporated, Series F, 9.00%	85,100	2,187,070
		49,037,697
Net Lease (4.8%)
Capital Lease Funding, Incorporated, Series A, 8.125% [2]	420,000	10,500,000
Entertainment Properties Trust, Series A, 9.50%	310,900	7,909,296
Entertainment Properties Trust, Series B, 7.75%	100,000	2,440,000
Lexington Corporate Properties Trust, Series B, 8.05%	454,100	11,534,140
Trustreet Properties, Incorporated, Series A, 7.72%	109,500	2,419,950
		34,803,386
Office (11.3%)
Alexandria Real Estate Equities, Incorporated, Series C, 8.375%	296,500	7,747,545
Brandywine Realty Trust, Series D, 7.375%	383,000	9,565,425
Corporate Office Properties Trust, Series G, 8.00%	432,300	11,058,234
Dra Crt Acquisition Corporation, Series A, 8.5%	804,000	19,296,000
Highwoods Properties, Incorporated, Series B, 8.00% [2]	73,743	1,854,636
Maguire Properties, Incorporated, Series A, 7.625%	809,300	20,321,523
Parkway Properties, Incorporated, Series D, 8.00%	486,600	12,359,640
		82,203,003

Retail (9.8%)
CBL & Associates Properties, Incorporated, Series C, 7.75%	300,000	7,653,000
Glimcher Realty Trust, Series F, 8.75%	500,000	12,750,000
Mills Corporation, Series E, 8.75%	550,500	12,413,775
Mills Corporation, Series G, 7.875%	252,300	5,373,990
Pennsylvania Real Estate Investment Trust, Series A, 11.00%	46,300	2,613,635
Saul Centers, Incorporated, Series A, 8.00%	258,000	6,785,400
Taubman Centers Incorporated, Series G, 8.00%	520,000	13,322,400
Urstadt Biddle Properties, Incorporated, Series C, 8.50%	93,500	9,969,438
		70,881,638
Total Real Estate Preferred Stock		632,192,330
Total Real Estate Common and Preferred Stock		851,519,483

	SHARES	MARKET VALUE($)
	OR
	PRINCIPAL
	AMOUNT
Corporate Bonds (5.0%)

Diversified (5.0%)
Taberna Preferred Funding, Limited, Series 2005-2A, 9.71%, 11/05/35 144A [1,5]	27,000,000	27,000,000
Taberna Preferred Funding, Limited, Series D, 7.36%, 02/05/36 144A [1,5]	4,500,000	4,500,000
Taberna Preferred Funding, Limited, Series E, 9.21%, 02/05/36 144A [1,5]	4,500,000	4,500,000
Total Corporate Bonds (Cost $36,000,000)		36,000,000

Warrants (0.0%)
Resource Capital Corporation -Warrants [5]	42,500	-

	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Repurchase Agreement (0.0%)
Custodial Trust Company, 4.8750%, dated 03/31/06,
due 04/01/06, repurchase price $181,840
(collateralized by U.S. Treasury Bond, 7.125%, due 02/15/23,	$181,766	181,766
valued $187,238) [3]

TOTAL INVESTMENTS IN SECURITIES
(cost $875,351,238) + - (122.2%)		887,701,249
Liabilities in excess of other assets - (-22.2%)		(161,079,952)
NET ASSETS - (100.0%)		$726,621,297

Securities Sold Short (0.4%)	SHARES	MARKET VALUE($)
Real Estate Common Stock (0.4%)

Retail (0.4%)
Realty Income Corporation	127,000	3,074,670

Total Securities Sold Short (Proceeds $2,770,420)		$3,074,670

[1]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[2]	All or a portion of the security was on loan at March 31, 2006.
[3]	Security purchased with the cash proceeds from securities loaned.
[4]	Represents non-income producing securities.

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:

		Cost of investments for tax purposes	$ 877,670,514
		Gross tax unrealized appreciation	25,829,624
		Gross tax unrealized depreciation	(15,798,889)
		Net tax unrealized appreciation	$ 10,030,735

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

[5]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. On March 31, 2006, Select Income Fund held restricted securities representing 8.5% of net assets. The retricted securities held as of March 31, 2006, follows:

				Shares /
	Security	Acquisiton Date	Acquisiton Cost	Principal Amount	Value
	Bedford Properties, Series A 8.75%	Jul-03	20,000,000	400,000	19,412,520
	Resource Capital Corp	Mar-05	6,375,000	425,000	6,375,000
	Taberna Preferred Funding III Class D	Sep-05	4,500,000	4,500,000	4,500,000
	Taberna Preferred Funding III Class E	Sep-05	4,500,000	4,500,000	4,500,000
	Taberna Preferred Funding II 2005-2A F	Jun-05	27,000,000	27,000,000	27,000,000
			$ 62,375,000		$ 61,787,520

[6]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies. The Select Income Fund had investments in such affiliated companies. A summary of the transactions for each issuer who is an affiliate during the three months ended March 31, 2006, follows:

		Share	Aggregate	Aggregate	Net		Share
		Balance,	Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2005	Cost	Cost	Gain (Loss)	Income	Mar. 31, 2006	Mar. 31, 2006

	Newkirk Realty Trust Inc.	1,893,000	-	-	-	757,200	1,893,000	34,244,370
			$ -	$ -	$ -	$ 757,200		$ 34,244,370

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (97.2%)

Diversified (4.0%)
Vornado Realty Trust	31,550	3,028,800

Healthcare (6.0%)
Health Care REIT, Incorporated	40,800	1,554,480
Senior Housing Properties Trust	83,200	1,505,920
Ventas, Incorporated	46,100	1,529,598
		4,589,998
Hotel (6.5%)
Starwood Hotels & Resorts Worldwide, Incorporated	56,820	3,848,418
Sunstone Hotel Investors, Incorporated	39,800	1,153,006
		5,001,424
Industrial (6.4%)
EastGroup Properties, Incorporated	24,100	1,143,304
ProLogis Trust	70,410	3,766,935
		4,910,239
Mortgage (2.0%)
iStar Financial, Incorporated	40,125	1,535,985

Net Lease (3.5%)
Lexington Corporate Properties Trust	55,600	1,159,260
Newkirk Realty Trust, Incorporated	83,900	1,517,751
		2,677,011
Multifamily (17.8%)
Avalonbay Communities, Incorporated	27,950	3,049,345
Camden Property Trust	31,830	2,293,351
Equity Residential Properties Trust	81,230	3,800,752
Home Properties of New York, Incorporated	44,000	2,248,400
Mid-America Apartment Communities, Incorporated	26,900	1,472,775
United Dominion Realty Trust, Incorporated	26,600	759,164
		13,623,787
Office (20.8%)
Boston Properties, Incorporated	31,875	2,972,344
Brookfield Properties Corporation	91,800	3,134,970
Equity Office Properties	112,600	3,781,108
Glenborough Realty Trust, Incorporated	137,400	2,988,450
Republic Properties Trust	1,000	11,770
SL Green Realty Corporation	30,000	3,045,000
		15,933,642
Retail (25.0%)
Developers Diversified Realty Corporation	27,865	1,525,609
Feldman Mall Properties, Incorporated	131,930	1,616,143
General Growth Properties, Incorporated	75,535	3,691,395
Kimco Realty Corporation	74,500	3,027,680
Macerich Company	30,800	2,277,660
Pan Pacific Retail Properties, Incorporated	32,200	2,282,980
Simon Property Group, Incorporated	55,500	4,669,770
		19,091,237

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Storage (0.2%)
Public Storage, Incorporated	46,795	3,801,158
U Store It Trust	7,700	155,155
		3,956,313

Total Real Estate Common Stock		74,348,436

Repurchase Agreement (2.4%)
Custodial Trust Company, 4.500%, dated 03/31/06,
due 04/01/06, repurchase price $1,845,706
(collateralized by U.S. Treasury Bond, 3.625%, 07/15/09, valued $1,884,268)	$ 1,845,014	1,845,014

TOTAL INVESTMENTS IN SECURITIES
(cost $61,162,382)+ - (99.6%)		76,193,450
Liabilities in excess of other assets - (0.4%)		296,007
NET ASSETS - (100.0%)		$ 76,489,457

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$ 61,713,178
	Gross tax unrealized appreciation	14,562,309
	Gross tax unrealized depreciation	(82,037)
	Net tax unrealized appreciation	$ 14,480,272

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Kensington Funds________

By (Signature and Title)  /s/ John P. Kramer
John P. Kramer, President

Date  5/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John P. Kramer
John P. Kramer, President

Date  5/24/06

By (Signature and Title)*  /s/ Cynthia M. Yee
Cynthia M. Yee, Treasurer

Date  5/24/06

* Print the name and title of each signing officer under his or her signature.